Financial income (expense), net	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Financial income (expense), net
Note 11. Financial income (expense), net
11.1 Interest income

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Financial interest	4,535	1,235	809

Total interest income	4,535	1,235	809

11.2 Interest expense

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Borrowings interest (Note 18.2)	(62,499)	(21,879)	(28,886)

Total interest expense	(62,499)	(21,879)	(28,886)

11.3 Other financial income (expense)

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Amortized cost (Note 18.2)	(1,649)	(1,810)	(2,365)
Changes in the fair value of warrants (Note 18.5.1)	—	—	(30,350)
Net changes in foreign exchange rate	(453)	18,458	33,263
Discount of assets and liabilities at present value	933	2,137	(2,561)
Changes in the fair value of financial assets	14,120	19,437	(17,599)
Interest expense on lease liabilities (Note 15)	(3,093)	(2,894)	(1,925)
Discount for well plugging and abandonment (Note 22.1)	(1,312)	(2,387)	(2,444)
Remeasurement in borrowings (1)	—	(72,044)	(52,817)
Other (2)	14,855	(26,381)	9,242

Total other financial income (expense)	23,401	(65,484)	(67,556)

(1)	Related to borrowings in UVA adjusted by CER (Note 18.2).
(2)	For the years ended December 31, 2024 , 2023 and 202 2 , including 6,175 income s ; and 819 and 2,515 from loss related to the ON swapping (Note 18.1 and 18.2), respectively. These are non-cash.